Mar. 21, 2025
PSF Avantis Balanced Allocation Portfolio | PSF Avantis Balanced Allocation Portfolio - Class D, Class I and Class P shares
BROAD ASSET CLASS ALLOCATIONS
Debt	Equity
25 – 50%	50 – 75%
The Fund may lend its portfolio holdings to certain financial institutions.